Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK MANAGED INCOME FUND - Investor C Shares	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 147
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	863
Expense Example, No Redemption, 10 Years	$ 1,731